Share-Based Compensation - Schedule of Stock Option Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares Under Option, Outstanding beginning balance	1,328,000	768,000
Shares Under Option, Granted	1,350,000	560,000	768,000
Shares Under Option, Exercised
Shares Under Option, Forfeited and expired	(440,000)
Shares Under Option, Outstanding ending balance	2,238,000	1,328,000	768,000
Shares Under Option, Exercisable ending balance	668,000	590,500	528,000
Weighted- Average Exercise Price, Outstanding beginning balance	$ 0.81	$ 0.75
Weighted- Average Exercise Price, Granted	0.37	0.90	0.75
Weighted- Average Exercise Price, Forfeited and expired	0.81
Weighted- Average Exercise Price, Outstanding ending balance	0.55	0.81	0.75
Weighted- Average Exercise Price, Exercisable ending balance	$ 0.79	$ 0.77	$ 0.75
Weighted- Average Remaining Contractual Life Outstanding, beginning	9 years	9 years	9 years
Weighted- Average Remaining Contractual Life Outstanding, ending	9 years
Weighted- Average Remaining Contractual Life, Exercisable	8 years	8 years	9 years
Aggregate Intrinsic Value, Outstanding, beginning balance	$ 115,200	$ 115,200
Aggregate Intrinsic Value, Outstanding ending balance	79,200	115,200	$ 115,200
Aggregate Intrinsic Value, Exercisable ending balance	$ 79,200	$ 79,200	$ 79,200